FINANCE COSTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Borrowing costs [abstract]
Interest expense1	$ 0.0	$ 9.1
Credit facility fees	5.2	4.8
Accretion Expense, Gold Prepayment	0.0	9.3
Accretion expense - gold prepayment1	9.9	9.3
Accretion expense - other	0.0	0.1
Finance costs	5.2	$ 23.3
Capitalized interest expense	$ 30.6